Intangible assets (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Other Intangible Assets Details Narrative
Amortization expense	$ 288	$ 294	$ 289